UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Gismondi
Title:   Chief Operating Officer
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Michael Gismondi        South Norwalk, Connecticut      February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total: $6,928,537
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number    Name

1.       028-12213               Discovery Global Opportunity Master Fund, Ltd.

2.       028-14841               Discovery Global Focus Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012
COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5        COL 6    COL 7           COLUMN 8

                                                           VALUE       SHS OR   SH/ PUT/  INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT  PRN CALL  DSCRTN   MGRS     SOLE      SHARED   NONE
AGNICO EAGLE MINES LTD        COM               008474108   15,738      300,000 SH        DEFINED  1,2       300,000
ALLSTATE CORP                 COM               020002101  174,874    4,353,350 SH        DEFINED  1,2     4,353,350
AMAZON COM INC                COM               023135106  158,036      629,950 SH        DEFINED  1,2       629,950
AMERICAN INTL GROUP INC       COM NEW           026874784  152,637    4,324,000 SH        DEFINED  1,2     4,324,000
ANADARKO PETE CORP            COM               032511107   77,617    1,044,500 SH        DEFINED  1,2     1,044,500
APPLE INC                     COM               037833100  381,136      716,192 SH        DEFINED  1,2       716,192
APPLE INC                     COM               037833100  335,267      630,000     CALL  DEFINED  1,2       630,000
BANCO BRADESCO S A            SP ADR PFD NEW    059460303   11,412      657,000 SH        DEFINED  1,2       657,000
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A107   64,060    8,799,500 SH        DEFINED  1,2     8,799,500
BANK OF AMERICA CORPORATION   COM               060505104  108,469    9,342,700 SH        DEFINED  1,2     9,342,700
BITAUTO HLDGS LTD             SPONSORED ADS     091727107    1,636      224,082 SH        DEFINED  1,2       224,082
CABELAS INC                   COM               126804301   19,852      475,500 SH        DEFINED  1,2       475,500
CAMELOT INFORMATION SYS INC   ADS RP ORD SHS    13322V105    1,352    1,352,259 SH        DEFINED  1,2     1,352,259
CAPITAL ONE FINL CORP         COM               14040H105  197,466    3,408,700 SH        DEFINED  1,2     3,408,700
CENTRAL EUROPEAN MEDIA ENTRP  CL A NEW          G20045202    5,352      865,975 SH        DEFINED  1,2       865,975
CF INDS HLDGS INC             COM               125269100  123,635      608,559 SH        DEFINED  1,2       608,559
CITIGROUP INC                 COM NEW           172967424  230,310    5,821,800 SH        DEFINED  1,2     5,821,800
COACH INC                     COM               189754104  103,837    1,870,603 SH        DEFINED  1,2     1,870,603
COBALT INTL ENERGY INC        COM               19075F106    4,289      174,644 SH        DEFINED  1,2       174,644
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD    204409601   22,263    2,050,000 SH        DEFINED  1,2     2,050,000
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104    4,674      130,000 SH        DEFINED  1,2       130,000
CONCHO RES INC                COM               20605P101   42,584      528,600 SH        DEFINED  1,2       528,600
CORE LABORATORIES N V         COM               N22717107   24,786      226,750 SH        DEFINED  1,2       226,750
CREDICORP LTD                 COM               G2519Y108   21,282      145,212 SH        DEFINED  1,2       145,212
CREDIT SUISSE GROUP           SPONSORED ADR     225401108   27,483    1,119,000 SH        DEFINED  1,2     1,119,000
DIRECTV                       COM               25490A309  186,294    3,714,000 SH        DEFINED  1,2     3,714,000
DISCOVER FINL SVCS            COM               254709108   21,021      545,300 SH        DEFINED  1,2       545,300
DISNEY WALT CO                COM DISNEY        254687106    4,232       85,000 SH        DEFINED  1,2        85,000
DUNKIN BRANDS GROUP INC       COM               265504100   48,874    1,473,000 SH        DEFINED  1,2     1,473,000
DURATA THERAPEUTICS INC       COM               26658A107    5,806      760,000 SH        DEFINED  1,2       760,000
EBAY INC                      COM               278642103  311,554    6,109,174 SH        DEFINED  1,2     6,109,174
EMBRAER S A                   SP ADR REP 4 COM  29082A107   15,884      557,130 SH        DEFINED  1,2       557,130
EOG RES INC                   COM               26875P101   50,551      418,500 SH        DEFINED  1,2       418,500
EQUINIX INC                   COM NEW           29444U502   11,341       55,000 SH        DEFINED  1,2        55,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109  139,546    5,436,159 SH        DEFINED  1,2     5,436,159
GENERAL MTRS CO               COM               37045V100   26,351      914,000 SH        DEFINED  1,2       914,000
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302   74,056    1,793,983 SH        DEFINED  1,2     1,793,983
GOOGLE INC                    CL A              38259P508  148,778      210,323 SH        DEFINED  1,2       210,323
GRUPO FINANCIERO SANTANDER M  SPON ADR SHS B    40053C105   91,174    5,635,000 SH        DEFINED  1,2     5,635,000
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206   40,040    1,506,409 SH        DEFINED  1,2     1,506,409
HCA HOLDINGS INC              COM               40412C101   14,934      495,000 SH        DEFINED  1,2       495,000
HERTZ GLOBAL HOLDINGS INC     COM               42805T105  122,025    7,500,000 SH        DEFINED  1,2     7,500,000
HUMANA INC                    COM               444859102   46,318      674,900 SH        DEFINED  1,2       674,900
HYPERDYNAMICS CORP            COM               448954107      538      900,000 SH        DEFINED  1,2       900,000
ILLUMINA INC                  COM               452327109   58,236    1,047,600 SH        DEFINED  1,2     1,047,600
IMPERIAL HLDGS INC            COM               452834104    7,788    1,750,000 SH        DEFINED  1,2     1,750,000
JPMORGAN CHASE & CO           COM               46625H100  176,976    4,025,000 SH        DEFINED  1,2     4,025,000
LEAP WIRELESS INTL INC        COM NEW           521863308   10,441    1,570,000 SH        DEFINED  1,2     1,570,000
LOWES COS INC                 COM               548661107   47,952    1,350,000 SH        DEFINED  1,2     1,350,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  294,830    5,164,300 SH        DEFINED  1,2     5,164,300
MANCHESTER UTD PLC NEW        ORD CL A          G5784H106   11,591      825,000 SH        DEFINED  1,2       825,000
MARATHON PETE CORP            COM               56585A102   44,699      709,500 SH        DEFINED  1,2       709,500
MELCO CROWN ENTMT LTD         ADR               585464100   53,063    3,151,000 SH        DEFINED  1,2     3,151,000
METROPCS COMMUNICATIONS INC   COM               591708102   15,262    1,535,392 SH        DEFINED  1,2     1,535,392
MGIC INVT CORP WIS            COM               552848103    4,788    1,800,000 SH        DEFINED  1,2     1,800,000
MICHAEL KORS HLDGS LTD        SHS               G60754101   29,757      583,130 SH        DEFINED  1,2       583,130
MICROSOFT CORP                COM               594918104  149,374    5,592,500 SH        DEFINED  1,2     5,592,500
MONDELEZ INTL INC             CL A              609207105   84,530    3,321,000 SH        DEFINED  1,2     3,321,000
NATIONAL OILWELL VARCO INC    COM               637071101   36,055      527,500 SH        DEFINED  1,2       527,500
NEWS CORP                     CL A              65248E104   13,339      522,900 SH        DEFINED  1,2       522,900
NII HLDGS INC                 CL B NEW          62913F201   71,878   10,081,040 SH        DEFINED  1,2    10,081,040
NIKE INC                      CL B              654106103   96,141    1,863,200 SH        DEFINED  1,2     1,863,200
ORACLE CORP                   COM               68389X105   61,475    1,845,000 SH        DEFINED  1,2     1,845,000
ORACLE CORP                   COM               68389X105   43,316    1,300,000     CALL  DEFINED  1,2     1,300,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101    5,079      263,000 SH        DEFINED  1,2       263,000
PFIZER INC                    COM               717081103  428,267   17,076,500 SH        DEFINED  1,2    17,076,500
PIONEER NAT RES CO            COM               723787107   20,039      188,000 SH        DEFINED  1,2       188,000
PNC FINL SVCS GROUP INC       COM               693475105    4,437       76,098 SH        DEFINED  1,2        76,098
POLARIS INDS INC              COM               731068102   51,466      611,600 SH        DEFINED  1,2       611,600
QIHOO 360 TECHNOLOGY CO LTD   ADS               74734M109   26,932      907,100 SH        DEFINED  1,2       907,100
QUALCOMM INC                  COM               747525103   24,558      397,000 SH        DEFINED  1,2       397,000
RDA MICROELECTRONICS INC      SPONSORED ADR     749394102    1,613      150,000 SH        DEFINED  1,2       150,000
SALIX PHARMACEUTICALS INC     COM               795435106   88,580    2,188,701 SH        DEFINED  1,2     2,188,701
SANDISK CORP                  COM               80004C101  155,987    3,585,900 SH        DEFINED  1,2     3,585,900
SHERWIN WILLIAMS CO           COM               824348106   45,946      298,700 SH        DEFINED  1,2       298,700
SPRINT NEXTEL CORP            COM SER 1         852061100   77,396   13,650,000 SH        DEFINED  1,2    13,650,000
SUNCOR ENERGY INC NEW         COM               867224107   63,370    1,921,461 SH        DEFINED  1,2     1,921,461
TESORO CORP                   COM               881609101   27,086      614,900 SH        DEFINED  1,2       614,900
TIME WARNER INC               COM NEW           887317303   31,568      660,000 SH        DEFINED  1,2       660,000
TRANSOCEAN LTD                REG SHS           H8817H100   33,540      751,000 SH        DEFINED  1,2       751,000
TRIPADVISOR INC               COM               896945201   15,301      365,000 SH        DEFINED  1,2       365,000
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106   62,016    1,156,800 SH        DEFINED  1,2     1,156,800
TURQUOISE HILL RES LTD        COM               900435108   38,276    5,029,669 SH        DEFINED  1,2     5,029,669
UNIVERSAL DISPLAY CORP        COM               91347P105  160,347    6,258,656 SH        DEFINED  1,2     6,258,656
VIACOM INC NEW                CL B              92553P201   33,754      640,000 SH        DEFINED  1,2       640,000
VIMPELCOM LTD                 SPONSORED ADR     92719A106   82,700    7,883,730 SH        DEFINED  1,2     7,883,730
VISA INC                      COM CL A          92826C839  329,156    2,171,500 SH        DEFINED  1,2     2,171,500
WATSON PHARMACEUTICALS INC    COM               942683103   36,289      421,968 SH        DEFINED  1,2       421,968
XUEDA ED GROUP                SPONSORED ADR     98418W109      662      270,380 SH        DEFINED  1,2       270,380
YANDEX N V                    SHS CLASS A       N97284108   78,453    3,642,192 SH        DEFINED  1,2     3,642,192
YM BIOSCIENCES INC            COM               984238105   24,865    8,663,751 SH        DEFINED  1,2     8,663,751